Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2014
Land use rights
Intangible assets, net
Useful life	50 years
Production license
Intangible assets, net
Useful life	5 years
Production license renewal term	5 years
Remaining useful life	1 year 8 months 12 days